FINANCIAL INSTRUMENTS - Notional Principal by Terms of Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	$ 146	$ 7
Derivative liabilities	(1)	0
Collateral pledged	23	13
Notional amount	7,469	434
Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	9	2
Derivative liabilities	0	0
Collateral pledged	22	13
Notional amount	730	192
Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	10	5
Derivative liabilities	0	0
Collateral pledged	1	0
Notional amount	846	235
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	0
Derivative liabilities	0
Collateral pledged	0
Notional amount	1
Currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	0
Derivative liabilities	0
Collateral pledged	0
Notional amount	18
Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	0	0
Derivative liabilities	(1)	0
Collateral pledged	0	0
Notional amount	72	7
Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	127
Derivative liabilities	0
Collateral pledged	0
Notional amount	5,802
Within 1 year
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	7,320	427
Within 1 year | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	730	192
Within 1 year | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	787	235
Within 1 year | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	1
Within 1 year | Currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
Within 1 year | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
Within 1 year | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	5,802
1-3 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	69	0
1-3 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
1-3 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	59	0
1-3 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
1-3 years | Currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	10
1-3 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
1-3 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
4-5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	1	0
4-5 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
4-5 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
4-5 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
4-5 years | Currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
4-5 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	1	0
4-5 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
Over 5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	79	7
Over 5 years | Bond futures
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
Over 5 years | Foreign exchange forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0	0
Over 5 years | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	0
Over 5 years | Currency swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	8
Over 5 years | Interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	71	$ 7
Over 5 years | Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	$ 0